Average Annual Total Returns (Invesco Van Kampen U.S. Mortgage Fund)	12 Months Ended
	May 02, 2011
Return Before Taxes | Institutional Class, Invesco Van Kampen U.S. Mortgage Fund
Average Annual Total Returns
Column	Institutional Class: Inception (06/01/10)	[1]
Label	Return Before Taxes
1 Year	5.50%
5 Years	4.08%
10 Years	4.41%
Inception Date	Jun. 01, 2010
Return After Taxes on Distributions | Institutional Class, Invesco Van Kampen U.S. Mortgage Fund
Average Annual Total Returns
Column	Institutional Class: Inception (06/01/10)	[1]
Label	Return After Taxes on Distributions
1 Year	4.22%
5 Years	2.31%
10 Years	2.54%
Inception Date	Jun. 01, 2010
Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class, Invesco Van Kampen U.S. Mortgage Fund
Average Annual Total Returns
Column	Institutional Class: Inception (06/01/10)	[1]
Label	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	3.56%
5 Years	2.43%
10 Years	2.64%
Inception Date	Jun. 01, 2010
Bank of America Merrill Lynch 1-10 year Treasury IX
Average Annual Total Returns
Label	Bank of America Merrill Lynch 1-10 year Treasury IX
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
1 Year	5.22%
5 Years	5.42%
10 Years	4.97%
Barclay US Mortgage Backed Securities Index
Average Annual Total Returns
Label	Barclay US Mortgage Backed Securities Index
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
1 Year	5.37%
5 Years	6.34%
10 Years	5.89%

[1]	Institutional Class shares performance shown prior to the inception date is that of the predecessor fund's Class A shares and includes the 12b-1 fees applicable to Class A shares. The inception date of the predecessor fund's Class A shares is May 31,1984.